FAS3 P1 07/19

SUPPLEMENT DATED JULY 24, 2019

TO THE PROSPECTUS DATED OCTOBER 1, 2018

OF

FRANKLIN FUND ALLOCATOR SERIES

(Franklin Payout 2019 Fund, Franklin Payout 2020 Fund, Franklin Payout 2021 Fund and Franklin Payout 2022 Fund)

The prospectus is amended as follows:

I.  The following is added to the “Portfolio Managers” section in the “Fund Summaries” section of the prospectus for each Fund:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2015).

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

Thomas Runkel, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since October 2019.

II.  The following is added to the portfolio manager line-up under the “Fund Details – Management” section of the prospectus:

Effective on October 15, 2019, the portfolio managers of the Fund will be as follows:

David Yuen, CFA, FRM     Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of each Fund since inception (2015). He joined Franklin Templeton in 2000.

Tina Chou     Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of each Fund since October 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA     Portfolio Manager of Advisers

Mr. Runkel has been a portfolio manager of each Fund since October 2019. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

Mr. Yuen, Ms. Chou and Mr. Runkel will be jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Please keep this supplement with your prospectus for future reference.

1